MFS(R) VARIABLE INSURANCE TRUST II (Formerly,
                         MFS(R)/Sun Life Series Trust):

                         MFS(R) Global Growth Portfolio

          Supplement to the Current Statement of Additional Information

Effective immediately, the sub-section entitled "Other Accounts", under Appendix D entitled "Portfolio Manager(s)" for the MFS Global Growth Portfolio is hereby restated as follows:

Other Accounts. In addition to the Fund, each Fund's portfolio manager is responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of July 31, 2008 were as follows:

---------------------------------------------------------------------------------------------------------------
                 Registered Investment Companies    Other Pooled Investment Vehicles       Other Accounts
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Name           Number of       Total              Number of     Total              Number of    Total
                    Accounts*      Assets*             Accounts      Assets             Accounts     Assets
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Barry Dargan            7       2.5 billion               2       $156.4 million          9      $846.5 million
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Jeffrey Constantino     9       5.6 billion               2       $269.0 million           2     $214.0 million
---------------------------------------------------------------------------------------------------------------

----------------

*  Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.


               The date of this Supplement is September 1, 2008.